Acquisition of affiliated entities - Profit and Loss , Cash flow (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2019
Disclosure of detailed information about business combination [line items]
Revenue	¥ 1,375,790	¥ 1,027,373		¥ 1,022,795
Cost of revenue	(728,586)	(580,260)		(613,780)
Gross (loss)/profit	647,204	447,113		409,015
Other income, net	46,630	67,070		20,927
Selling expenses	(29,737)	(13,944)		(11,796)
Administrative expenses	(51,321)	(45,118)		(36,495)
Operating profit/(loss)	612,776	455,121		381,651
Finance income	35,840	16,037		16,596
Finance costs	(1,151)	(3,435)
Net finance income	34,689	12,602		16,596
Profit/(loss) before tax	647,465	467,723		398,247
Net (loss)/profit	¥ 238,773	370,004	¥ 312,592	312,592
Hailiang Investment [Member] | Jinhua Hailiang Foreign Language School and Feicheng Education Investment [Member]
Disclosure of detailed information about business combination [line items]
Revenue		38,951		17,463
Cost of revenue		(34,003)		(18,069)
Gross (loss)/profit		4,948		(606)
Other income, net		864		476
Selling expenses		(1,090)		(800)
Administrative expenses		(915)		(2,068)
Operating profit/(loss)		3,807		(2,998)
Finance income		37		19
Finance costs		(440)		(208)
Net finance income		(403)		(189)
Profit/(loss) before tax		3,404		(3,187)
Net (loss)/profit		3,404		(3,187)
Net cash generated from operating activities		13,357		21,845
Net cash generated from investing activities		(21,786)		(19,677)
Net cash used in financing activities		¥ 11,000		¥ 6,000